Income tax (Details) - Schedule of Income Tax Expense Recognized in the Statement of Profit or Loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Recognized In the Statement of Profit or Loss [Abstract]
Current income tax (expense)	$ (106,420)	$ (183,105)	$ (122,096)
Deferred income tax gain (expense) (Note 24.5)	60,211	(55,051)	(49,060)
Adjustment in respect of current income tax of prior periods	311	(9,164)	(526)
Changes in tax rates		(78,382)	34,012
Total income tax (expense)	$ (45,898)	$ (325,702)	$ (137,670)